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     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

          WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following information supersedes certain information in the trust's Prospectuses and Statement of Additional Information.

GLOBAL POST-VENTURE CAPITAL PORTFOLIO

Elizabeth B. Dater, Vincent J. McBride, Federico D. Laffan and Greg Norton-Kidd continue to serve as Co-Portfolio Managers of the portfolio. Calvin E. Chung continues to serve as Associate Portfolio Manager of the portfolio.

Jun Sung Kim no longer serves as Co-Portfolio Manager of the portfolio.

Dated: April 4, 2001                                                     16-0401
                                                                             for
                                                                           TREPX
                                                                           TRIAP
                                                                           TRIUS
                                                                           TRPVC